SUBSEQUENT EVENTS (Details Narrative) - USD ($)																														1 Months Ended					2 Months Ended	3 Months Ended		12 Months Ended
	Oct. 29, 2021	Oct. 25, 2021	Sep. 08, 2021	Aug. 18, 2021	Aug. 12, 2021	Jul. 26, 2021	Jul. 22, 2021	Jun. 30, 2021	Jun. 28, 2021	Jun. 21, 2021	Jun. 18, 2021	Apr. 30, 2021	Apr. 22, 2021	Apr. 22, 2021	Apr. 21, 2021	Apr. 20, 2021	Apr. 20, 2021	Apr. 18, 2021	Apr. 09, 2021	Apr. 09, 2021	Mar. 31, 2021	Mar. 24, 2021	Mar. 10, 2021	Mar. 05, 2021	Mar. 04, 2021	Mar. 02, 2021	Jan. 12, 2021	Jan. 06, 2021	Dec. 15, 2014	Dec. 31, 2019	Sep. 30, 2019	May 31, 2019	Jan. 31, 2019	Jan. 31, 2018	Nov. 30, 2019	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2021	Sep. 30, 2021	Jul. 29, 2021	Jul. 25, 2021	Jun. 14, 2021	Jun. 11, 2021	Nov. 30, 2020	Oct. 31, 2020	Dec. 31, 2018	Apr. 30, 2018	Jun. 30, 2017	Jun. 19, 2017	Sep. 16, 2016	Dec. 11, 2015	Jan. 15, 2015
Subsequent Event [Line Items]
Debt Instrument, Face Amount													$ 151,688	$ 151,688
Sale of Common Stock, shares			310,000		310,000		1,300,000																								11,000,000	50,000	400,000	466,667	1,650,000			17,275,871
Shares Issued, Price Per Share																													$ 0.001		$ 0.22			$ 0.50				$ 0.008													$ 0.50			$ 0.01
Debt Conversion, Converted Instrument, Shares Issued														2,000,000																								9,700,000
Stock Issued During Period, Shares, Issued for Services																150,000			8,750,000										6,000,000	1,500,000	9,700,000			300,000				2,700,000
Common Stock, Shares, Issued								96,027,242																														72,807,929				120,508,194
Repayments of debt														$ 50,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																															50,000		175,000								2,500,000						50,000	2,500.000				500,000	2,405,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																														$ 1.00								$ 0.26	$ 1.00			$ 0.10					$ 1.00	$ 0.10		$ 0.50		$ 0.50	$ 1.00
Debt Conversion, Converted Instrument, Amount														100,688																								$ 1,651,900
Preferred stock, shares issued																														0								0	0
Preferred Units, Issued						7,500
Class of Warrant or Right, Outstanding						750,000																																3,395,000				55,220,633							2,245,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						1
Common stock, price per share																													$ 0.001	$ 0.001		$ 0.001						$ 0.001	$ 0.001			$ 0.001													$ 0.001
Accredited Investor [Member]
Subsequent Event [Line Items]
Common stock, price per share						$ 0.10
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of Common Stock, shares				4,265,800
Preferred stock, shares issued						7,500
Accredited Investor [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued								15,000	5,000	50,000	28,572
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								1,500,000	500,000	5,000,000	2,857,200																																		500,000	1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.10	$ 0.10	$ 0.10	$ 0.10																																		$ 0.10	$ 0.10
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right								1	1	1	1																																		1	1
Common Stock [Member]
Subsequent Event [Line Items]
Sale of Common Stock, shares																																				2,500,000	70,000		100,000	1,166,000
Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																						500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																																										$ 0.10
Class of Warrant or Right, Outstanding																																										54,445,663
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount													$ 151,687.97	$ 151,687.97
Accrued interest percentage															8.00%
Equity Method Investment, Aggregate Cost																								$ 1,000			$ 500
Sale of Common Stock, shares																								16,666.67			8,333.33
Shares Issued, Price Per Share						$ 7																		$ 0.06			$ 0.06
Debt Conversion, Converted Instrument, Shares Issued													2,000,000												6,000
Due to related party																										$ 117,600
Stock Issued During Period, Shares, Issued for Services																	50,000					2,500,000
Repayments of debt													$ 50,000					$ 100,000			$ 100,000
Monthly installment payments															$ 639,955.64						$ 173,187.50
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 0.10	$ 0.10
Debt Conversion, Converted Instrument, Amount													$ 100,687.97
Preferred Units, Issued						7,500
Class of Warrant or Right, Outstanding						750,000
Subsequent Event [Member] | Two Thousand Twenty One Long Term Incentive Plan [Member] | Financial Service [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services	500,000
Subsequent Event [Member] | Two Thousand Twenty One Long Term Incentive Plan [Member] | Consultant Service [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services	500,000
Subsequent Event [Member] | Two Thousand Twenty One Long Term Incentive Plan [Member] | Legal Consultant Service [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services	500,000
Subsequent Event [Member] | Accredited Investor [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.10
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Sale of Common Stock, shares						7,500
Preferred stock, shares issued						350,000																																						250,000
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Sale of Common Stock, shares																				8,000,000
Common Stock, Shares, Issued																						2,145,000
Subsequent Event [Member] | President [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued																						2,145,000
Subsequent Event [Member] | Officers [Member]
Subsequent Event [Line Items]
Sale of Common Stock, shares																				8,750,000
Subsequent Event [Member] | Officer [Member]
Subsequent Event [Line Items]
Due to related party												$ 190,000
Subsequent Event [Member] | Accredited Investor [Member]
Subsequent Event [Line Items]
Sale of Common Stock, shares		1,071,429
Common stock, price per share		$ 0.10
Repurchase of common stock, value		$ 75,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued																						4,190,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																																											1
Subsequent Event [Member] | Warrant [Member] | Accredited Investor [Member]
Subsequent Event [Line Items]
Sale of Common Stock, shares		1,071,429
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
[custom:DebtInstrumentTermDescription]																									one-year			one-year
Debt Instrument, Face Amount																		$ 591,000							$ 50,000			$ 40,000
Accrued interest percentage																									12.00%			18.00%
Subsequent Event [Member] | Promissory Note [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of Common Stock, shares																							280,000
Subsequent Event [Member] | Promissory Note One [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of Common Stock, shares																							310,000
Subsequent Event [Member] | Bridge Loan [Member]
Subsequent Event [Line Items]
Due to related party																				$ 1,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			2,000,000	2,000,000
Shares pledged																			2,000,000	2,000,000
Subsequent Event [Member] | Convertible Debt Three [Member]
Subsequent Event [Line Items]
Sale of Common Stock, shares	1,180,000